Note 5 - Vessels, net (Details) - Summary of Vessels (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Balance, Net Book Value	$ 15,867
— Depreciation	(757)	(6,429)	(11,458)
— Depreciation	(757)	(6,429)	(11,458)
Balance, Net Book Value	73,976	15,867
Vessel [Member]
Property, Plant and Equipment [Line Items]
Balance, Vessel Cost		177,292
Balance, Accumulated Depreciation	(757)
Balance, Net Book Value		177,292
— Depreciation	(757)	(6,429)
— Depreciation	(757)	(6,429)
— Additions	38,957
— Disposals		(177,292)
— Disposals		6,429
— Disposals		(170,863)
Balance, Vessel Cost	38,957
Balance, Net Book Value	$ 38,200